LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF LEASEHOLD IMPROVEMENTS AND EQUIPMENT

	June 30, 2023	December 31,2022
Furniture and education equipment	$21,828	$22,917
Computer equipment and software	65,005	68,248
Leasehold improvements	69,662	73,135
	$156,495	$164,300
Less: accumulated depreciation	(144,758)	(147,929)
	$11,737	$16,371